Property and equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment

Note 3 – Property and Equipment

Property and equipment consisted of the following as of:

	December 31,
	2022	2021
Website and software development	$50,697,486	$43,265,793
Furniture and fixtures	851,926	851,926
Computers and electronics	1,015,853	994,925
Vehicles	325,504	430,162
Leasehold improvements	300,673	237,190
Video and equipment	176,903	176,903
Total - gross	53,368,345	45,956,899
Less: accumulated depreciation	(40,452,572)	(32,256,023)
Total - net	$12,915,773	$13,700,876

Website and software development included capitalized stock-based compensation of $1,727,674 and $2,120,655 for the years ended December 31, 2022 and 2021, respectively. Depreciation of property and equipment for the years ended December 31, 2022 and 2021 amounted to $8,283,981 and $7,465,095, respectively.